                              BLACKROCK FUNDS SM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since 1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's man-agement team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 44 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in coun-tries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of com-panies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to
 increase.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential
 appears to the manager
 to be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain
 financial formulas.

 Small Capitalization
 Companies: The fund
 defines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 46 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earn-ings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance compa-nies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those coun-tries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

This Supplement is dated April 16, 1999.

                              BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since 1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's man-agement team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 44 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in coun-tries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of com-panies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to
 increase.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential
 appears to the manager
 to be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain
 financial formulas.

 Small Capitalization
 Companies: The fund
 defines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 46 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earn-ings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance compa-nies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those coun-tries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

This Supplement is dated April 16, 1999.

                              BLACKROCK FUNDS SM

                    THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 57 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since 1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's man-agement team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 59 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in coun-tries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of com-panies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to
 increase.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential
 appears to the manager
 to be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain
 financial formulas.

 Small Capitalization
 Companies: The fund
 defines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 61 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earn-ings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance compa-nies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those coun-tries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 65 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

This Supplement is dated April 16, 1999.